Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Corporate Bonds (0.7%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.3%)
United Airlines Pass Through Trust, Series 2016-2, Class A 3.100%, 4/7/30	184,141	186
United Airlines Pass Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	184,141	186

Total		372

Industrial (0.4%)
Vessel Management Services, Inc. 3.432%, 8/15/36	473,000	503

Total		503

Total Corporate Bonds (Cost: $841)		875

Governments (115.1%)

Governments (115.1%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	128
Residual Funding Corp. Stripped
0.000%, 4/15/30	4,800,000	3,831
0.000%, 10/15/20	2,000,000	1,962
Resolution Funding Corp. Stripped 0.000%, 4/15/28	400,000	335
Tennessee Valley Authority Stripped 0.000%, 5/1/30	500,000	389
US Treasury
1.875%, 7/31/22 b	8,000,000	8,061
2.000%, 10/31/21	3,800,000	3,827
2.000%, 6/30/24	700,000	714
2.125%, 8/15/21	400,000	403
2.125%, 3/31/24	1,000,000	1,024
2.125%, 5/15/25	410,000	422
2.500%, 2/15/45	2,660,000	2,865
2.500%, 2/15/46	940,000	1,013
2.500%, 5/15/46	1,710,000	1,843
2.625%, 12/31/23	400,000	417
2.750%, 8/15/42	300,000	337
2.750%, 11/15/42	400,000	449
2.875%, 5/15/43	3,810,000	4,371
2.875%, 8/15/45 b	5,180,000	5,974
2.875%, 5/15/49 b	6,800,000	7,937
3.000%, 5/15/42	530,000	620
3.000%, 11/15/44	390,000	458
3.000%, 11/15/45	370,000	437
3.000%, 2/15/48	330,000	392
3.000%, 8/15/48	700,000	833
3.000%, 2/15/49	370,000	442
3.000%, 9/30/25	100,000	108
3.000%, 10/31/25	120,000	130
3.125%, 2/15/42	300,000	358
3.125%, 2/15/43 b	10,710,000	12,782
3.125%, 8/15/44 b	27,230,000	32,650
3.125%, 5/15/48	2,430,000	2,956
3.375%, 5/15/44 b	15,040,000	18,748
3.500%, 2/15/39	50,000	63

Governments (115.1%)	Shares/ Par +	Value $ (000’s)

Governments continued
3.625%, 8/15/43 b	5,950,000	7,679
3.750%, 11/15/43 b	5,600,000	7,371
3.875%, 8/15/40	40,000	53
4.250%, 11/15/40	2,400,000	3,333
4.375%, 2/15/38	2,240,000	3,108
4.500%, 5/15/38	1,440,000	2,031
US Treasury Inflation Index Bond
0.125%, 4/15/22	316,482	313
0.375%, 1/15/27	74,346	75
0.375%, 7/15/27	639,768	651
0.500%, 1/15/28	1,081,704	1,108
0.625%, 1/15/26	32,392	33
0.750%, 7/15/28	1,338,912	1,408
0.875%, 1/15/29	497,869	529
1.000%, 2/15/48	416,156	467
1.000%, 2/15/49	101,956	115
1.375%, 2/15/44	143,107	172
1.750%, 1/15/28	440,870	496
2.500%, 1/15/29	406,286	491
3.625%, 4/15/28	158,623	204
US Treasury Stripped
0.000%, 8/15/34	850,000	635
0.000%, 11/15/43	700,000	418

Total		147,969

Total Governments (Cost: $133,873)		147,969

Structured Products (23.2%)

Asset Backed Securities (0.6%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A 3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	73,875	73
Massachusetts Educational Financing Authority, Series 2008-1, Class A1 3.226%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	46,749	47
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A 3.430%, 12/16/24 144A	600,000	610
SLM Student Loan Trust, Series 2003-7A, Class A5A 3.319%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	112,946	112

Total		842

Mortgage Securities (22.6%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	318
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.871%, (CSTR), 11/10/31 144A	600,000	615
COMM Mortgage Trust, Series 2018-HOME, Class A 3.942%, (AFC), 4/10/33 144A	200,000	219

Long-Term U.S. Government Bond Portfolio

Structured Products (23.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	731
Core Industrial Trust, Series 2015-WEST, Class C 3.494%, 2/10/37 144A	300,000	326
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 4.198%, (CSTR), 7/25/33	827	1
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	872
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	245,767	280
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,309
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,441,993	2,761
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	730,164	844
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	698,712	699
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
3.678%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	9,101	9
Federal National Mortgage Association
3.040%, 12/1/30	349,641	374
3.090%, 12/1/36	600,000	639
3.600%, 2/1/40	624,940	687
4.000%, 10/12/47	1,300,000	1,349
5.000%, 6/1/35	51,742	57
5.000%, 2/1/36	78,922	87
5.500%, 5/1/49	86,027	93
Federal National Mortgage Association TBA
3.000%, 12/1/42	2,900,000	2,940
4.000%, 11/13/48	600,000	623
4.000%, 12/13/48 b	6,300,000	6,543
5.500%, 10/1/39	100,000	108
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	270,889	283
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	924
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.096%, (CSTR), 10/25/52 144A	581,401	669
GS Mortgage Securities Trust, Series 2015- 590M, Class B 3.932%, (CSTR), 10/10/35 144A	300,000	321
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	300,000	324

Structured Products (23.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Hilton USA Trust, Series 2016-HHV, Class C 4.333%, (CSTR), 11/5/38 144A	400,000	436
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 4.880%, (CSTR, AFC), 5/25/33	1,295	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB 3.514%, 12/15/49	700,000	740
Morgan Stanley Capital I Trust, Series 2018- MP, Class A 4.418%, 7/11/40 144A	100,000	114
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	745
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1 2.842%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	3,899	4
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	872
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A 4.863%, (CSTR, AFC), 3/25/34	9,062	9
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	108

Total		29,034

Total Structured Products (Cost: $28,900)		29,876

Short-Term Investments (0.7%)

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.880%#	935,534	936

Total		936

Total Short-Term Investments (Cost: $936)		936

Total Investments (139.7%) (Cost: $164,550)@		179,656

Other Assets, Less Liabilities (-39.7%)		(51,093)

Net Assets (100.0%)		128,563

Long-Term U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)

US Treasury	Deutsche Bank Securities, Inc.	2.250%	8/27/2019	10/8/2019	USD	(25,901)	$(25,901)
US Treasury	Societe Generale	2.050%	9/20/2019	10/15/2019	USD	(7,948)	(7,948)

							$(33,849)

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Federal National Mortgage Association TBA	3.500%	10/12/47	$(1,600)	$(1,643)	$(1,642)
Federal National Mortgage Association TBA	3.500%	11/13/47	(2,700)	(2,761)	(2,771)
Federal National Mortgage Association TBA	4.500%	10/11/48	(300)	(315)	(316)
Federal National Mortgage Association TBA	4.500%	11/13/48	(600)	(632)	(632)

			$(5,200)	$(5,351)	$(5,361)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

CME Ninety-Day Eurodollar Future	Long	USD	18,750	75	12/19	$18,382	$12	$–
Five-Year US Treasury Note Future	Long	USD	7,200	72	12/19	8,579	(67)	(3)
Ten-Year US Treasury Note Future	Short	USD	3,700	37	12/19	4,822	55	3
Thirty-Day Federal Fund Futures	Long	USD	15,418	37	10/19	15,133	5	–p
Ultra Long Term US Treasury Bond Future	Long	USD	8,900	89	12/19	17,080	(293)	6
Ultra Ten-Year US Treasury Note Future	Short	USD	25,500	255	12/19	36,314	439	8

							$151	$14

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

3-Month USD-LIBOR	1.750%	12/26	3,110	USD	$115	$(164)	$(49)	$(2)
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	22	(126)	(104)	(1)
3-Month USD-LIBOR	2.500%	6/46	1,300	USD	33	(257)	(224)	(2)
3-Month USD-LIBOR	1.750%	6/47	600	USD	102	(106)	(4)	(1)
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	99	(403)	(304)	(2)
3-Month USD-LIBOR	2.750%	12/47	800	USD	(25)	(166)	(191)	(1)

					$346	$(1,222)	$(876)	$(9)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call - Five-Year US Treasury Note Future	USD	11	$119.000	10/19	11	$(5)
Put - Five-Year US Treasury Note Future	USD	11	116.750	10/19	11	—p

(Premiums Received $5)						$(5)

Long-Term U.S. Government Bond Portfolio

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$17	$17	$(9)	$(3)	$(12)	$(5)

+	All par is stated in U.S Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $107,745 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2019.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the value of these securities (in thousands) was $7,465 representing 5.8% of the net assets.

#	7-Day yield as of 9/30/2019.
@

At September 30, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $138,072 and the net unrealized appreciation of investments based on that cost was $1,644 which is comprised of $3,896 aggregate gross unrealized appreciation and $2,252 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2019.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$875	$—
Governments	—	147,969	—
Structured Products	—	29,876	—
Short-Term Investments	936	—	—
Other Financial Instruments^
Futures	511	—	—

Total Assets:	$1,447	$178,720	$—

Liabilities:
Other Financial Instruments^
Futures	(360)	—	—
Written Options	(5)	—	—
Interest Rate Swaps	—	(876)	—
Reverse Repurchase Agreements	—	(33,849)	—
Securities Sold Short	—	(5,361)	—

Total Liabilities:	$(365)	$(40,086)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand